Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	93 Months Ended		120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Apr. 03, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name					Class A
Account Value	$ 14,721	$ 14,721	$ 14,721	$ 14,721	$ 14,721	$ 13,371	$ 12,607	$ 14,432	$ 14,000	$ 13,186	$ 11,199	$ 11,783		$ 10,612	$ 10,181	$ 9,625
Average Annual Return, Percent	5.97%	1.45%			3.94%
Class A | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	10.09%	2.23%			4.34%
Class C
Account Value [Line Items]
Line Graph and Table Measure Name					Class C
Account Value	$ 14,338	$ 14,338	14,338	$ 14,338	$ 14,338	13,111	12,438	14,335	13,995	13,265	11,344	12,009		10,887	10,509	10,000
Average Annual Return, Percent	8.36%	1.57%			3.67%
Class C | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	9.36%	1.57%			3.67%
Class F
Account Value [Line Items]
Line Graph and Table Measure Name				Class F
Account Value	$ 13,675	$ 13,675	$ 13,675	$ 13,675	$ 13,675	12,380	11,634	13,266	12,826	12,032	10,186	10,679	$ 10,000
Average Annual Return, Percent	10.46%	2.59%	4.12%
Class I
Account Value [Line Items]
Line Graph and Table Measure Name					Class I
Account Value	$ 157,617	$ 157,617	$ 157,617	157,617	$ 157,617	142,787	134,256	153,201	148,208	139,210	117,928	123,691		111,066	106,204	100,000
Average Annual Return, Percent	10.39%	2.51%			4.65%
Class R
Account Value [Line Items]
Line Graph and Table Measure Name					Class R
Account Value	$ 15,064	$ 15,064	15,064	15,064	$ 15,064	13,707	12,933	14,837	14,417	13,591	11,571	12,183		10,990	10,567	10,000
Average Annual Return, Percent	9.90%	2.08%			4.18%
Class Z
Account Value [Line Items]
Line Graph and Table Measure Name					Class Z
Account Value	$ 15,846	$ 15,846	15,846	15,846	$ 15,846	14,347	13,471	15,372	14,862	13,942	11,805	12,367		11,100	10,613	10,000
Average Annual Return, Percent	10.45%	2.59%			4.71%
Class A - ICE BofA U.S. All Capital Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name					ICE BofA U.S. All Capital Securities Index2
Account Value	$ 15,543	$ 15,543	15,543	15,543	$ 15,543	14,179	12,974	15,236	14,732	13,688	11,562	12,100		10,945	10,543	10,000
Average Annual Return, Percent	9.61%	2.57%			4.51%
Class C - ICE BofA U.S. All Capital Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name					ICE BofA U.S. All Capital Securities Index2
Account Value	$ 15,543	$ 15,543	15,543	$ 15,543	$ 15,543	14,179	12,974	15,236	14,732	13,688	11,562	12,100		10,945	10,543	10,000
Average Annual Return, Percent	9.61%	2.57%			4.51%
Class F - ICE BofA U.S. All Capital Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA U.S. All Capital Securities Index2
Account Value	$ 13,534	$ 13,534	$ 13,534	$ 13,534	$ 13,534	12,347	11,297	13,267	12,828	11,919	10,068	10,536	10,000
Average Annual Return, Percent	9.61%	2.57%	3.98%
Class I - ICE BofA U.S. All Capital Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name					ICE BofA U.S. All Capital Securities Index2
Account Value	$ 155,426	$ 155,426	$ 155,426	155,426	$ 155,426	141,795	129,740	152,363	147,318	136,879	115,617	120,997		109,452	105,431	100,000
Average Annual Return, Percent	9.61%	2.57%			4.51%
Class R - ICE BofA U.S. All Capital Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name					ICE BofA U.S. All Capital Securities Index2
Account Value	$ 15,543	$ 15,543	15,543	15,543	$ 15,543	14,179	12,974	15,236	14,732	13,688	11,562	12,100		10,945	10,543	10,000
Average Annual Return, Percent	9.61%	2.57%			4.51%
Class Z - ICE BofA U.S. All Capital Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name					ICE BofA U.S. All Capital Securities Index2
Account Value	$ 15,543	$ 15,543	15,543	15,543	$ 15,543	14,179	12,974	15,236	14,732	13,688	11,562	12,100		10,945	10,543	10,000
Average Annual Return, Percent	9.61%	2.57%			4.51%
Class A - ICE BofA Fixed Rate Preferred Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name					ICE BofA Fixed Rate Preferred Securities Index
Account Value	$ 15,098	$ 15,098	15,098	15,098	$ 15,098	14,103	12,797	14,986	14,657	13,705	11,643	12,172		11,007	10,758	10,000
Average Annual Return, Percent	7.05%	1.95%			4.21%
Class A - Linked Blended Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name					Linked Blended Benchmark1
Account Value	$ 15,605	$ 15,605	15,605	15,605	$ 15,605	14,308	13,222	15,034	14,637	13,560	11,450	11,951		10,810	10,418	10,000
Average Annual Return, Percent	9.07%	2.85%			4.55%
Class A - S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 Index2
Account Value	$ 34,254	$ 34,254	34,254	34,254	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829		11,351	10,138	10,000
Average Annual Return, Percent	25.02%	14.52%			13.10%
Class C - ICE BofA Fixed Rate Preferred Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name					ICE BofA Fixed Rate Preferred Securities Index
Account Value	$ 15,098	$ 15,098	15,098	15,098	$ 15,098	14,103	12,797	14,986	14,657	13,705	11,643	12,172		11,007	10,758	10,000
Average Annual Return, Percent	7.05%	1.95%			4.21%
Class C - Linked Blended Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name					Linked Blended Benchmark1
Account Value	$ 15,605	$ 15,605	15,605	15,605	$ 15,605	14,308	13,222	15,034	14,637	13,560	11,450	11,951		10,810	10,418	10,000
Average Annual Return, Percent	9.07%	2.85%			4.55%
Class C - S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 Index2
Account Value	$ 34,254	$ 34,254	34,254	$ 34,254	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829		11,351	10,138	10,000
Average Annual Return, Percent	25.02%	14.52%			13.10%
Class F - ICE BofA Fixed Rate Preferred Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA Fixed Rate Preferred Securities Index
Account Value	$ 12,978	$ 12,978	$ 12,978	$ 12,978	$ 12,978	12,123	11,000	12,881	12,599	11,780	10,008	10,463	10,000
Average Annual Return, Percent	7.05%	1.95%	3.42%
Class F - Linked Blended Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name				Linked Blended Benchmark1
Account Value	$ 13,805	$ 13,805	$ 13,805	$ 13,805	13,805	12,657	11,697	13,300	12,948	11,996	10,129	10,573	10,000
Average Annual Return, Percent	9.07%	2.85%	4.25%
Class F - S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index2
Account Value	$ 28,497	$ 28,497	$ 28,497	$ 28,497	$ 28,497	22,794	18,049	22,041	17,125	14,464	11,000	11,505	$ 10,000
Average Annual Return, Percent	25.02%	14.52%	14.48%
Class I - ICE BofA Fixed Rate Preferred Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name					ICE BofA Fixed Rate Preferred Securities Index
Account Value	$ 150,979	$ 150,979	$ 150,979	150,979	$ 150,979	141,035	127,972	149,856	146,570	137,049	116,432	121,718		110,068	107,576	100,000
Average Annual Return, Percent	7.05%	1.95%			4.21%
Class I - Linked Blended Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name					Linked Blended Benchmark1
Account Value	$ 156,048	$ 156,048	156,048	156,048	$ 156,048	143,078	132,219	150,344	146,369	135,605	114,499	119,511		108,097	104,177	100,000
Average Annual Return, Percent	9.07%	2.85%			4.55%
Class I - S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 Index2
Account Value	$ 342,540	$ 342,540	342,540	342,540	$ 342,540	273,988	216,956	264,938	205,849	173,861	132,227	138,290		113,509	101,384	100,000
Average Annual Return, Percent	25.02%	14.52%			13.10%
Class R - ICE BofA Fixed Rate Preferred Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name					ICE BofA Fixed Rate Preferred Securities Index
Account Value	$ 15,098	$ 15,098	15,098	15,098	$ 15,098	14,103	12,797	14,986	14,657	13,705	11,643	12,172		11,007	10,758	10,000
Average Annual Return, Percent	7.05%	1.95%			4.21%
Class R - Linked Blended Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name					Linked Blended Benchmark1
Account Value	$ 15,605	$ 15,605	15,605	15,605	$ 15,605	14,308	13,222	15,034	14,637	13,560	11,450	11,951		10,810	10,418	10,000
Average Annual Return, Percent	9.07%	2.85%			4.55%
Class R - S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 Index2
Account Value	$ 34,254	$ 34,254	34,254	34,254	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829		11,351	10,138	10,000
Average Annual Return, Percent	25.02%	14.52%			13.10%
Class Z - ICE BofA Fixed Rate Preferred Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name					ICE BofA Fixed Rate Preferred Securities Index
Account Value	$ 15,098	$ 15,098	15,098	15,098	$ 15,098	14,103	12,797	14,986	14,657	13,705	11,643	12,172		11,007	10,758	10,000
Average Annual Return, Percent	7.05%	1.95%			4.21%
Class Z - Linked Blended Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name					Linked Blended Benchmark1
Account Value	$ 15,605	$ 15,605	15,605	15,605	$ 15,605	14,308	13,222	15,034	14,637	13,560	11,450	11,951		10,810	10,418	10,000
Average Annual Return, Percent	9.07%	2.85%			4.55%
Class Z - S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 Index2
Account Value	$ 34,254	$ 34,254	$ 34,254	$ 34,254	$ 34,254	$ 27,399	$ 21,696	$ 26,494	$ 20,585	$ 17,386	$ 13,223	$ 13,829		$ 11,351	$ 10,138	$ 10,000
Average Annual Return, Percent	25.02%	14.52%			13.10%